Net Income Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income Per Share
Note 9: Net Income per share
Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods.
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net income (loss) applicable to common shareholders - basic	$100,885	$(233,978)	$78,108
Dilutive effect of assumed conversion of convertible debt	—	—	—
Net income (loss) applicable to common shareholders – diluted	$100,885	$(233,978)	$78,108
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,303,200
Dilutive effect of assumed conversion of convertible debt	—	—	—
Dilutive effect of assumed conversion of warrants	—	—	—
Weighted average shares outstanding – diluted	2,477,672	2,477,672	2,303,200
Basic net income (loss) per share	$40.72	$(94.43)	$33.91
Diluted net income (loss) per share	$40.72	$(94.43)	$33.91